As filed with the Securities and Exchange Commission on November 15, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Emily R. Enslow, Vice President/Secretary
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2018

Date of reporting period:  August 31, 2018

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2018 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - NON-AGENCY - 4.2%
American Credit Acceptance Receivables Trust
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	$3,000,000	$3,031,475
CarFinance Capital Auto Trust
Series 2015-1A, Class E, 5.490%, 1/18/22 (c)	3,500,000	3,499,517
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)(f)	11,300,000	11,298,881
Series 2018-1A, Class B, 3.984%, 7/15/30 (c)(f)	1,500,000	1,499,850
CPS Auto Trust
Series 2016-C, Class E, 8.390%, 9/15/23 (c)	3,000,000	3,228,394
Series 2016-D, Class E, 6.860%, 4/15/24 (c)	3,375,000	3,500,473
Series 2017-D, Class E, 5.300%, 6/17/24 (c)	5,000,000	5,005,413
DT Auto Owner Trust
Series 2017-1A, Class E, 5.790%, 2/15/24 (c)	3,500,000	3,559,686
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,730,000	2,728,970
Exeter Automobile Receivables Trust
Series 2016-3A, Class D, 6.400%, 7/17/23 (c)	3,350,000	3,457,802
Flagship Credit Auto Trust
Series 2017-1, Class E, 6.460%, 12/15/23 (c)	4,000,000	4,117,946
Series 2017-3, Class E, 5.260%, 10/15/24 (c)	5,150,000	5,136,755
GLS Auto Receivables Trust
Series 2016-1A, Class D, 9.130%, 1/18/22 (c)	4,945,000	5,249,017
Series 2015-1A, Class C, 9.790%, 10/15/25 (c)	4,500,000	4,510,877
HOA Funding, LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (c)	4,252,500	4,273,873
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200% (28 Day Auction Rate + 0.000%), 6/15/32 (i)	2,093,000	2,093,483
Series 2003-A, Class A4, 3.240% (28 Day Auction Rate + 0.000%), 6/15/32 (i)	2,100,000	2,101,150
Series 2003-C, Class A3, 3.043% (28 Day Auction Rate + 0.000%), 9/15/32 (i)	2,400,000	2,406,792
Series 2003-C, Class A4, 3.080% (28 Day Auction Rate + 0.000%), 9/15/32 (i)	2,300,000	2,308,945
Series 2003-B, Class A3, 4.300% (28 Day Auction Rate + 0.000%), 3/15/33 (i)	2,285,000	2,297,827
Series 2003-B, Class A4, 3.320% (28 Day Auction Rate + 0.000%), 3/15/33 (i)	2,350,000	2,351,731
WAVE Trust, LLC
Series 2017-1A, Class C, 6.656%, 11/15/42 (c)	893,793	905,438
Total Asset-Backed Securities - Non-Agency (cost $78,010,042)		78,564,295

ASSET-BACKED SECURITIES - REAL ESTATE - 0.1%
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (c)(f)	1,000,000	1,000,100
Westgate Resorts, LLC
Series 2017-1A, Class B, 4.050%, 12/20/30 (c)	1,372,635	1,362,694
Total Asset-Backed Securities - Real Estate (cost $2,370,597)		2,362,794

BANK LOANS - 0.1%
VetCor Professional Practices LLC
Initial Term Loan, First Lien, 5.104% (3 Month LIBOR USD + 3.000%), 8/29/25	2,500,000	2,500,000
Total Bank Loans (cost $2,487,500)		2,500,000

COLLATERALIZED DEBT OBLIGATIONS - 0.6%
InCaps Funding I Ltd.
4.321% (3 Month LIBOR USD + 2.000%), 6/1/33 (c)(i)	4,729,981	4,785,862
4.321% (3 Month LIBOR USD + 2.000%), 6/1/33 (a)(c)	724,710	733,354
MM Community Funding III
Series 2002-3, Class M2, 4.570% (6 Month LIBOR USD + 2.050%), 5/1/32 (c)(f)(i)	4,713,031	4,660,009
Trapeza CDO VII Ltd.
Series 2007-12A, Class A1, 2.627% (3 Month LIBOR USD + 0.290%), 4/6/42 (c)(f)(i)	1,233,079	1,157,553
Total Collateralized Debt Obligations (cost $10,045,679)		11,336,778

COLLATERALIZED LOAN OBLIGATIONS - 2.7%
Apidos CLO XXI Ltd.
Series 2015-21A, Class DR, 7.533% (3 Month LIBOR USD + 5.200%), 7/18/27 (c)(i)	3,500,000	3,500,674
Ares CLO Ltd.
Series 2015-1A, Class D, 8.548% (3 Month LIBOR USD + 6.230%), 12/5/25 (c)(i)	5,325,000	5,384,522
BlueMountain CLO Ltd.
Series 2015-2A, Class ER, 7.533% (3 Month LIBOR USD + 5.200%), 7/18/27 (c)(i)	5,500,000	5,467,082

Carlyle Global Market Strategies CLO Ltd.
Series 2015-2A, Class DR, 6.687% (3 Month LIBOR USD + 4.350%), 4/27/27 (c)(i)	1,500,000	1,502,176
Series 2015-3A, Class DR, 7.539% (3 Month LIBOR USD + 5.200%), 7/28/28 (c)(i)	1,000,000	1,002,068
Catamaran CLO Ltd.
Series 2015-1A, Class E, 7.497% (3 Month LIBOR USD + 5.150%), 4/22/27 (c)(i)	4,625,000	4,569,412
CIFC Funding Ltd.
Series 2014-3A, Class E, 7.097% (3 Month LIBOR USD + 4.750%), 7/22/26 (c)(f)(i)	4,950,000	4,950,000
Galaxy XXII CLO Ltd.
Series 2016-22A, Class ER, 8.089% (3 Month LIBOR USD + 5.750%), 7/16/28 (c)(i)	1,500,000	1,516,567
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class E, 6.864% (3 Month LIBOR USD + 4.550%), 11/15/26 (c)(i)	5,250,000	5,252,300
Gallatin CLO VIII Ltd.
Series 2017-1A, Class D, 5.589% (3 Month LIBOR USD + 3.250%), 7/15/27 (c)(i)	4,100,000	4,112,891
Jamestown CLO VII Ltd.
Series 2015-7A, Class DR, 7.785% (3 Month LIBOR USD + 5.450%), 7/25/27 (c)(i)	5,125,000	5,047,792
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.628% (3 Month LIBOR USD + 1.290%), 5/13/29 (c)(i)	500,000	500,945
OCP CLO Ltd.
Series 2012-2A, Class ER, 10.610% (3 Month LIBOR USD + 8.300%), 11/22/25 (c)(i)	3,000,000	3,033,009
OHA Loan Funding Ltd.
Series 2012-1A, Class ER, 9.597% (3 Month LIBOR USD + 7.250%), 1/23/27 (c)(i)	1,200,000	1,218,714
TICP CLO I Ltd.
Series 2015-1A, Class E, 7.848% (3 Month LIBOR USD + 5.500%), 7/20/27 (c)(i)	2,000,000	2,000,544
Voya CLO Ltd.
Series 2015-2A, Class ER, 7.747% (3 Month LIBOR USD + 5.400%), 7/23/27 (c)(i)	2,000,000	2,025,226
Total Collateralized Loan Obligations (cost $51,335,906)		51,083,922

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 4.325% (1 Month LIBOR USD + 6.390%), 9/25/20 (h)(i)	1,552,970	80,498
GNMA REMIC Trust
Series 2012-25, Class IO, 0.625%, 8/16/52 (a)(h)	2,879,967	68,285
Series 2013-173, Class AC, 2.685%, 10/16/53 (a)	23,745	23,631
Total Commercial Mortgage-Backed Securities - Agency (cost $318,110)		172,414

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 21.0%
Bayview Commercial Asset Trust
Series 2004-2, Class A, 2.495% (1 Month LIBOR USD + 0.430%), 8/25/34 (c)(i)	1,340,553	1,341,154
Series 2006-2A, Class M1, 2.375% (1 Month LIBOR USD + 0.310%), 7/25/36 (c)(i)	1,405,678	1,354,954
Series 2006-2A, Class M3, 2.415% (1 Month LIBOR USD + 0.350%), 7/25/36 (c)(i)	2,031,960	1,942,916
Series 2006-3A, Class M1, 2.405% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(i)	1,321,250	1,258,597
Series 2006-4A, Class A1, 2.295% (1 Month LIBOR USD + 0.230%), 12/25/36 (c)(i)	1,254,391	1,213,978
Series 2006-4A, Class A2, 2.335% (1 Month LIBOR USD + 0.270%), 12/25/36 (c)(i)	548,137	517,777
Series 2007-2A, Class A1, 2.335% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(i)	2,782,598	2,694,529
Series 2007-4A, Class A1, 2.515% (1 Month LIBOR USD + 0.450%), 9/25/37 (c)(i)	16,364,690	15,847,952
Series 2007-6A, Class A3A, 3.315% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(i)	2,892,206	2,895,533
Business Loan Express
Series 2003-1A, Class A, 3.065% (1 Month LIBOR USD + 1.000%), 4/25/29 (c)(i)	376,473	364,472
Series 2003-AA, Class A, 3.022% (1 Month LIBOR USD + 0.950%), 5/15/29 (c)(i)	188,919	181,407
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.563% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(i)	531,510	519,360
CoreVest American Finance Trust
Series 2017-2, Class M, 5.622%, 12/25/27 (c)	5,325,000	5,570,199
Series 2018-1, Class D, 4.920%, 6/15/51 (c)	6,000,000	6,044,068
Series 2018-1, Class E, 6.109%, 6/15/51 (a)(c)	1,534,000	1,547,708
FirstKey Lending Trust
Series 2015-SFR1, Class E, 5.213%, 3/9/47 (a)(c)	4,722,000	4,735,509
Freddie Mac Military Housing Bonds Resecuritization Trust
Series 2015-R1, Class C3, 5.498%, 11/25/52 (a)(c)	3,059,394	2,959,964
Series 2015-R1, Class D1, 1.783%, 11/25/55 (a)(c)	1,457,106	1,296,825
FREMF Mortgage Trust
Series 2015-KF08, Class B, 6.931% (1 Month LIBOR USD + 4.850%), 2/25/22 (c)(i)	1,040,003	1,046,463
Series 2014-KF05, Class B, 6.081% (1 Month LIBOR USD + 4.000%), 9/25/22 (c)(i)	882,228	897,898
Series 2017-KF31, Class B, 4.981% (1 Month LIBOR USD + 2.900%), 4/25/24 (c)(i)	2,611,896	2,676,018
Series 2017-KF32, Class B, 4.631% (1 Month LIBOR USD + 2.550%), 5/25/24 (c)(i)	3,630,711	3,679,842
Series 2017-KF38, Class B, 4.581% (1 Month LIBOR USD + 2.500%), 9/25/24 (c)(i)	1,663,641	1,684,746
Series 2017-KF39, Class B, 4.581% (1 Month LIBOR USD + 2.500%), 11/25/24 (c)(i)	3,320,665	3,349,804
Series 2018-KF42, Class B, 4.281% (1 Month LIBOR USD + 2.200%), 12/25/24 (c)(i)	1,786,660	1,817,173
Series 2018-K731, Class C, 3.910%, 2/25/25 (c)	1,005,000	971,322
Series 2018-KF45, Class B, 4.031% (1 Month LIBOR USD + 1.950%), 3/25/25 (c)(i)	4,747,791	4,756,373
Series 2018-KF47, Class B, 4.081% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(i)	6,499,224	6,521,478

Series 2018-KF49, Class B, 3.981% (1 Month LIBOR USD + 1.900%), 6/25/25 (c)(i)	2,497,000	2,504,113
Series 2017-KF33, Class B, 4.631% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(i)	3,648,901	3,711,454
Series 2018-KF43, Class B, 4.231% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(i)	4,564,000	4,572,558
Series 2018-KF46, Class B, 4.031% (1 Month LIBOR USD + 1.950%), 3/25/28 (c)(i)	4,245,930	4,255,218
Series 2018-KF48, Class B, 4.115% (1 Month LIBOR USD + 2.050%), 6/25/28 (c)(i)	3,500,000	3,510,721
Home Partners of America Trust
Series 2016-2, Class D, 5.060% (1 Month LIBOR USD + 3.000%), 10/17/33 (c)(i)	3,500,000	3,514,997
Series 2016-2, Class F, 6.760% (1 Month LIBOR USD + 4.700%), 10/17/33 (c)(i)	4,250,000	4,289,916
Series 2018-1, Class E, 3.910% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(i)	7,500,000	7,448,422
Series 2018-1, Class F, 4.410% (1 Month LIBOR USD + 2.350%), 7/17/37 (c)(i)	15,000,000	15,119,409
Invitation Homes Trust
Series 2017-SFR2, Class E, 4.310% (1 Month LIBOR USD + 2.250%), 12/17/36 (c)(i)	5,575,000	5,642,719
Series 2017-SFR2, Class F, 5.060% (1 Month LIBOR USD + 3.000%), 12/17/36 (c)(i)	27,253,000	27,691,187
Series 2018-SFR1, Class D, 3.510% (1 Month LIBOR USD + 1.450%), 3/17/37 (c)(i)	1,142,000	1,146,073
Series 2018-SFR1, Class E, 4.060% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(i)	19,660,000	19,771,181
Series 2018-SFR1, Class F, 4.560% (1 Month LIBOR USD + 2.500%), 3/17/37 (c)(i)	20,139,000	20,305,272
Series 2018-SFR2, Class E, 4.063% (1 Month LIBOR USD + 2.000%), 6/17/37 (c)(i)	5,500,000	5,542,509
Series 2018-SFR2, Class F, 4.313% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(i)	29,000,000	29,104,423
Series 2018-SFR3, Class A, 3.060% (1 Month LIBOR USD + 1.000%), 7/17/37 (c)(i)	1,999,154	2,009,661
Series 2018-SFR3, Class D, 3.710% (1 Month LIBOR USD + 1.650%), 7/17/37 (c)(i)	4,075,000	4,114,897
Series 2018-SFR3, Class E, 4.060% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(i)	8,500,000	8,532,075
Series 2018-SFR3, Class F, 4.310% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(i)	20,000,000	20,049,872
Progress Residential Trust
Series 2015-SFR2, Class F, 5.069%, 6/12/32 (c)	1,375,000	1,386,969
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	21,536,000	22,374,987
Series 2016-SFR1, Class E, 5.910% (1 Month LIBOR USD + 3.850%), 9/17/33 (c)(i)	10,525,000	10,607,815
Series 2016-SFR1, Class F, 7.060% (1 Month LIBOR USD + 5.000%), 9/17/33 (c)(i)	3,925,000	3,937,069
Series 2016-SFR2, Class D, 4.560% (1 Month LIBOR USD + 2.500%), 1/17/34 (c)(i)	3,974,000	4,002,593
Series 2016-SFR2, Class F, 6.280% (1 Month LIBOR USD + 4.220%), 1/17/34 (c)(i)	7,735,000	7,875,792
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	5,800,000	5,773,788
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	5,275,000	5,387,139
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	2,868,000	2,842,264
Series 2017-SFR2, Class F, 4.836%, 12/17/34 (c)	2,400,000	2,414,314
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	2,300,000	2,296,134
Series 2018-SFR1, Class F, 4.778%, 3/17/35 (c)	1,250,000	1,253,527
Series 2018-SFR2, Class D, 4.338%, 8/17/35 (c)	1,000,000	1,006,263
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	5,750,000	5,792,820
Series 2018-SFR2, Class F, 4.953%, 8/17/35 (c)	4,150,000	4,169,984
Tricon American Homes Trust
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	13,343,000	13,717,722
Series 2017-SFR1, Class D, 3.414%, 9/17/34 (c)	4,500,000	4,375,103
Series 2017-SFR1, Class E, 4.011%, 9/17/34 (c)	5,000,000	4,948,614
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	1,000,000	1,016,281
Series 2017-SFR2, Class E, 4.216%, 1/17/36 (c)	2,100,000	2,082,147
Series 2017-SFR2, Class F, 5.104%, 1/17/36 (c)	4,000,000	4,071,902
Series 2018-SFR1, Class E, 4.564%, 5/17/37 (c)(f)	6,250,000	6,274,241
Series 2018-SFR1, Class F, 4.960%, 5/17/37 (c)(f)	3,500,000	3,486,048
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	956,504	937,033
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	763,100	749,629
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	485,628	486,028
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $394,518,972)		395,790,902

CORPORATE BONDS - 0.1%
CCTC Acquisition Partners LLC, Convertible Promissory Note
Series A, 12.000%, 2/8/20 (f)(j)(l)	749,058	828,308
Total Corporate Bonds (cost $749,058)		828,308

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.669%, 3/25/36 (a)	77,168	78,452
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.345% (1 Month LIBOR USD + 0.140%), 3/25/33 (i)	59,666	58,503
Series 2004-T3, Class 2A, 4.196%, 8/25/43 (a)	71,778	74,332
FNMA Pool
5.500%, 5/1/36, #871313	7,265	7,486
5.000%, 8/1/37, #888534	16,552	17,093
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	50,317	52,363
Series 2007-W8, Class 1A5, 6.400%, 9/25/37 (a)	16,198	17,126
GNMA II Pool
5.000%, 6/20/40, #745378	66,537	69,981
Total Residential Mortgage-Backed Securities - Agency (cost $378,778)		375,336

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 68.9%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE4, Class A1, 2.205% (1 Month LIBOR USD + 0.140%), 10/25/36 (i)	1,088,996	738,360
Series 2006-HE4, Class A2B, 2.175% (1 Month LIBOR USD + 0.110%), 10/25/36 (i)	13,294,067	8,156,928
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (g)	196,301	195,600
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 2.688% (12 Month US Treasury Average + 0.940%), 10/25/46 (i)	18,090,229	16,430,204
Series 2006-3, Class 2A11, 2.425% (1 Month LIBOR USD + 0.360%), 12/25/46 (i)	9,822,919	9,581,695
Series 2006-6, Class A1A, 2.255% (1 Month LIBOR USD + 0.190%), 12/25/46 (i)	9,157,310	7,905,358
Series 2007-2, Class A1, 2.190% (1 Month LIBOR USD + 0.125%), 3/25/47 (i)	9,260,112	8,509,486
Series 2007-5, Class A1, 2.255% (1 Month LIBOR USD + 0.190%), 6/25/47 (i)	1,852,072	1,623,816
Ameriquest Mortgage Securities Trust
Series 2006-M3, Class A1, 2.240% (1 Month LIBOR USD + 0.175%), 10/25/36 (i)	16,293,183	10,944,640
Series 2006-M3, Class A2D, 2.305% (1 Month LIBOR USD + 0.240%), 10/25/36 (i)	8,865,598	3,944,373
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-W2, Class M2, 2.575% (1 Month LIBOR USD + 0.510%), 10/25/35 (i)	28,747,657	28,094,275
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,446,720	1,491,446
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.738%, 9/21/30 (g)	582,183	595,727
Banc of America Funding Corp.
Series 2008-R4, Class 1A4, 2.514% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(i)	2,500,633	1,680,823
Series 2007-5, Class 7A2, 32.620% (1 Month LIBOR USD + 46.150%), 7/25/47 (i)(k)	155,059	255,973
Bayview Financial Mortgage Pass-Through Trust
Series 2005-C, Class M4, 2.865% (1 Month LIBOR USD + 0.800%), 6/28/44 (i)	3,037,000	2,935,016
BCAP LLC Trust
Series 2006-AA2, Class A1, 2.235% (1 Month LIBOR USD + 0.170%), 1/25/37 (i)	6,079,150	5,758,821
Series 2007-AA2, Class 12A1, 2.275% (1 Month LIBOR USD + 0.210%), 5/25/47 (i)	8,265,092	7,651,814
Bear Stearns ALT-A Trust
Series 2005-8, Class 11A1, 2.605% (1 Month LIBOR USD + 0.540%), 10/25/35 (i)	6,000,751	5,885,534
Series 2005-9, Class 11A1, 2.585% (1 Month LIBOR USD + 0.520%), 11/25/35 (i)	8,537,283	9,231,606
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 2.345% (1 Month LIBOR USD + 0.280%), 4/25/36 (i)	14,006,488	14,814,363
Series 2006-IM1, Class A6, 2.385% (1 Month LIBOR USD + 0.320%), 4/25/36 (i)	13,780,535	14,379,459
Series 2006-HE9, Class 1A3, 2.295% (1 Month LIBOR USD + 0.230%), 11/25/36 (i)	11,943,000	11,120,300
Series 2007-HE5, Class M1, 2.415% (1 Month LIBOR USD + 0.350%), 6/25/47 (i)	10,775,000	9,003,626
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.220%, 3/25/31 (a)	215,815	216,067
Bellemeade Re Ltd.
Series 2018-1A, Class M1B, 3.665% (1 Month LIBOR USD + 1.600%), 4/25/28 (c)(i)	3,650,000	3,674,920
Series 2018-2A, Class M1A, 3.022% (1 Month LIBOR USD + 0.950%), 8/25/28 (c)(i)	3,673,000	3,684,422
Series 2018-2A, Class M1C, 3.672% (1 Month LIBOR USD + 1.600%), 8/25/28 (c)(i)	7,000,000	7,062,817
CAM Mortgage Trust
Series 2018-1, Class A1, 3.960%, 12/1/65 (c)(m)	871,098	873,029
Series 2018-1, Class A2, 5.000%, 12/1/65 (a)(c)	564,000	562,709
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 4.815% (1 Month LIBOR USD + 2.750%), 5/25/23 (c)(i)	3,750,000	3,793,529
Citigroup Mortgage Loan Trust
Series 2014-A, Class B4, 5.476%, 1/25/35 (a)(c)	1,614,705	1,690,917
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(c)	1,673,657	1,608,005
Series 2006-WFH3, Class M4, 2.435% (1 Month LIBOR USD + 0.370%), 10/25/36 (i)	13,775,000	12,636,584
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 2.465% (1 Month LIBOR USD + 0.400%), 7/25/37 (i)	358,212	306,304
Civic Mortgage LLC
Series 2018-1, Class A2, 4.858%, 6/25/22 (c)(m)	1,765,740	1,766,832
COLT Funding LLC
Series 2017-1, Class B1, 5.019%, 5/27/47 (a)(c)	3,700,000	3,657,323
Series 2018-1, Class B1, 4.362%, 2/25/48 (a)(c)	5,300,000	5,259,817
Series 2018-2, Class M1, 4.189%, 7/27/48 (a)(c)	750,000	751,819
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	399,236
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 4.358%, 9/25/34 (a)	579,472	527,153
Series 2005-J10, Class 1A9, 2.765% (1 Month LIBOR USD + 0.700%), 10/25/35 (i)	1,191,822	1,017,028
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	692,809	483,317
Series 2005-60T1, Class A3, 2.565% (1 Month LIBOR USD + 0.500%), 12/25/35 (i)	2,920,991	2,189,476
Series 2006-2CB, Class A4, 2.465% (1 Month LIBOR USD + 0.400%), 3/25/36 (i)	8,323,978	5,150,751

Series 2006-18CB, Class A1, 2.535% (1 Month LIBOR USD + 0.470%), 7/25/36 (i)	10,655,860	7,315,373
Series 2006-20CB, Class A6, 2.565% (1 Month LIBOR USD + 0.500%), 7/25/36 (i)	8,139,667	4,745,008
Series 2006-28CB, Class A19, 2.465% (1 Month LIBOR USD + 0.400%), 10/25/36 (i)	635,429	417,221
Series 2006-45T1, Class 1A2, 2.615% (1 Month LIBOR USD + 0.550%), 2/25/37 (i)	9,414,072	4,621,333
Series 2007-16CB, Class 1A2, 2.465% (1 Month LIBOR USD + 0.400%), 8/25/37 (i)	1,254,418	1,077,143
Series 2007-16CB, Class 1A5, 2.465% (1 Month LIBOR USD + 0.400%), 8/25/37 (i)	3,001,681	2,577,484
Countrywide Asset-Backed Certificates
Series 2006-S4, Class A5, 6.236%, 7/25/34 (a)	3,872,669	3,992,526
Series 2006-21, Class 1A, 2.205% (1 Month LIBOR USD + 0.140%), 5/25/35 (i)	422,707	402,305
Series 2006-23, Class 2A4, 2.285% (1 Month LIBOR USD + 0.220%), 5/25/37 (i)	18,625,000	17,881,501
Series 2007-BC2, Class 2A4, 2.355% (1 Month LIBOR USD + 0.290%), 6/25/37 (i)	8,700,000	8,407,558
Series 2007-12, Class 2A3, 2.865% (1 Month LIBOR USD + 0.800%), 8/25/47 (i)	523,051	514,960
Countrywide Home Loans
Series 2003-56, Class 9A1, 3.639%, 12/25/33 (a)	88,871	89,353
Series 2007-11, Class A1, 6.000%, 8/25/37	6,234,663	5,145,483
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR18, Class 4M3, 4.965% (1 Month LIBOR USD + 2.900%), 7/25/33 (i)	1,219,405	1,195,436
Credit Suisse Mortgage Trust
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	9,284,092	10,024,740
Series 2010-6R, Class 2A7, 6.250%, 5/26/48 (c)	17,379,625	10,832,891
CSMC Series Trust
Series 2015-1R, Class 6A2, 2.344% (1 Month LIBOR USD + 0.280%), 5/27/37 (c)(i)	2,700,165	2,433,530
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,300,000	8,444,068
Series 2017-3A, Class B1, 4.814%, 10/25/47 (a)(c)	3,000,000	3,023,481
Series 2018-2A, Class B1, 4.776%, 4/25/58 (a)(c)	1,500,000	1,502,652
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 2.205% (1 Month LIBOR USD + 0.140%), 6/25/37 (i)	5,291,750	5,004,903
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M1, 4.065% (1 Month LIBOR USD + 2.000%), 10/25/23 (i)	65,438	65,902
Series 2013-C01, Class M2, 7.315% (1 Month LIBOR USD + 5.250%), 10/25/23 (i)	6,220,000	7,162,582
Series 2014-C01, Class M2, 6.465% (1 Month LIBOR USD + 4.400%), 1/25/24 (i)	6,250,000	7,121,510
Series 2014-C02, Class 1M2, 4.665% (1 Month LIBOR USD + 2.600%), 5/25/24 (i)	6,254,135	6,664,052
Series 2014-C02, Class 2M2, 4.665% (1 Month LIBOR USD + 2.600%), 5/25/24 (i)	3,936,272	4,163,810
Series 2014-C03, Class 1M2, 5.065% (1 Month LIBOR USD + 3.000%), 7/25/24 (i)	847,012	907,294
Series 2014-C03, Class 2M2, 4.965% (1 Month LIBOR USD + 2.900%), 7/25/24 (i)	1,621,816	1,731,670
Series 2014-C04, Class 1M2, 6.965% (1 Month LIBOR USD + 4.900%), 11/25/24 (i)	5,608,102	6,427,118
Series 2016-C02, Class 1M1, 4.215% (1 Month LIBOR USD + 2.150%), 9/25/28 (i)	1,919,710	1,928,793
Series 2016-C04, Class 1M1, 3.515% (1 Month LIBOR USD + 1.450%), 1/25/29 (i)	869,841	876,246
Series 2016-C07, Class 2M1, 3.365% (1 Month LIBOR USD + 1.300%), 5/25/29 (i)	2,797,698	2,807,537
Series 2017-C01, Class 1M1, 3.365% (1 Month LIBOR USD + 1.300%), 7/25/29 (i)	510,040	513,886
Series 2017-C02, Class 2M1, 3.215% (1 Month LIBOR USD + 1.150%), 9/25/29 (i)	1,231,462	1,239,289
Series 2017-C03, Class 1M2B, 5.065% (1 Month LIBOR USD + 3.000%), 10/25/29 (i)	4,295,000	4,628,242
Series 2017-C05, Class 1M1, 2.615% (1 Month LIBOR USD + 0.550%), 1/25/30 (i)	580,763	581,232
Series 2017-C05, Class 1M2B, 4.265% (1 Month LIBOR USD + 2.200%), 1/25/30 (i)	4,500,000	4,672,617
Series 2017-C06, Class 1EF5, 4.715% (1 Month LIBOR USD + 2.650%), 2/25/30 (f)(i)	6,491,000	6,507,877
Series 2017-C06, Class 1M2A, 4.715% (1 Month LIBOR USD + 2.650%), 2/25/30 (f)(i)	2,002,000	2,086,885
Series 2017-C06, Class 2EF5, 4.865% (1 Month LIBOR USD + 2.800%), 2/25/30 (i)	7,725,000	8,070,600
Series 2017-C06, Class 2M1, 2.815% (1 Month LIBOR USD + 0.750%), 2/25/30 (i)	484,150	485,024
Series 2017-C06, Class 2M2A, 4.865% (1 Month LIBOR USD + 2.800%), 2/25/30 (i)	1,624,859	1,692,169
Series 2017-C07, Class 1EF5, 4.465% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)(i)	8,019,687	7,921,847
Series 2017-C07, Class 1M2A, 4.465% (1 Month LIBOR USD + 2.400%), 5/25/30 (i)	2,587,315	2,678,713
Series 2017-C07, Class 2EF5, 4.565% (1 Month LIBOR USD + 2.500%), 5/25/30 (f)(i)	5,926,000	5,856,073
Series 2017-C07, Class 2M2A, 4.565% (1 Month LIBOR USD + 2.500%), 5/25/30 (f)(i)	1,150,000	1,184,730
Series 2018-C01, Class 1ED5, 4.315% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)(i)	7,059,994	7,307,094
Series 2018-C01, Class 1M1, 2.665% (1 Month LIBOR USD + 0.600%), 7/25/30 (i)	334,332	335,166
Series 2018-C01, Class 1M2C, 4.315% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)(i)	2,550,003	2,477,397
Series 2018-C02, Class 2ED5, 4.265% (1 Month LIBOR USD + 2.200%), 8/25/30 (f)(i)	7,160,000	7,321,100
Series 2018-C02, Class 2M1, 2.715% (1 Month LIBOR USD + 0.650%), 8/25/30 (i)	404,252	404,626
Series 2018-C02, Class 2M2C, 4.265% (1 Month LIBOR USD + 2.200%), 8/25/30 (f)(i)	2,500,000	2,406,699
Series 2018-C03, Class 1ED5, 4.215% (1 Month LIBOR USD + 2.150%), 10/25/30 (i)	7,184,392	7,336,085
Series 2018-C03, Class 1M2C, 4.215% (1 Month LIBOR USD + 2.150%), 10/25/30 (i)	2,487,804	2,413,601
Series 2018-C04, Class 2ED5, 4.615% (1 Month LIBOR USD + 2.550%), 12/25/30 (f)(i)	7,160,000	7,392,700
Series 2018-C04, Class 2M2C, 4.615% (1 Month LIBOR USD + 2.550%), 12/25/30 (f)(i)	2,500,000	2,427,305
Series 2018-C05, Class 1ED5, 4.415% (1 Month LIBOR USD + 2.350%), 1/25/31 (f)(i)	7,500,000	7,650,000
Series 2018-C05, Class 1M1, 2.785% (1 Month LIBOR USD + 0.720%), 1/25/31 (i)	992,124	994,050
Series 2018-C05, Class 1M2C, 4.415% (1 Month LIBOR USD + 2.350%), 1/25/31 (f)(i)	1,000,000	960,000
Fieldstone Mortgage Investment Trust
Series 2007-1, Class 2A2, 2.335% (1 Month LIBOR USD + 0.270%), 4/25/47 (i)	4,495,436	3,462,352
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 2.565% (1 Month LIBOR USD + 0.500%), 9/25/35 (i)	924,641	735,292

First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	62,796	52,053
Freddie Mac Structured Agency
Series 2014-DN2, Class M3, 5.665% (1 Month LIBOR USD + 3.600%), 4/25/24 (i)	7,375,000	8,217,592
Series 2014-DN3, Class M3, 6.065% (1 Month LIBOR USD + 4.000%), 8/25/24 (i)	3,267,661	3,585,466
Series 2015-DNA3, Class M3, 6.765% (1 Month LIBOR USD + 4.700%), 4/25/28 (i)	6,730,000	8,032,649
Series 2015-DNA3, Class M3F, 5.765% (1 Month LIBOR USD + 3.700%), 4/25/28 (i)	6,724,000	7,590,525
Series 2017-HQA1, Class M1, 3.265% (1 Month LIBOR USD + 1.200%), 8/25/29 (i)	218,500	220,020
Series 2017-DNA2, Class M1, 3.265% (1 Month LIBOR USD + 1.200%), 10/25/29 (i)	2,846,127	2,877,624
Series 2018-DNA1, Class M2A, 3.865% (1 Month LIBOR USD + 1.800%), 7/25/30 (f)(i)	6,500,000	6,667,050
Series 2018-DNA1, Class M2B, 3.865% (1 Month LIBOR USD + 1.800%), 7/25/30 (f)(i)	5,960,000	5,762,724
Series 2017-HRP1, Class M2D, 3.315% (1 Month LIBOR USD + 1.250%), 12/25/42 (i)	1,300,000	1,299,999
Series 2018-HRP1, Class M2, 3.714% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(i)	8,275,000	8,365,680
Series 2018-HRP1, Class M2A, 3.714% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(i)	2,500,000	2,521,471
Series 2018-HRP1, Class M2B, 3.714% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(i)	1,000,000	1,007,756
Freddie Mac Structured Agency Credit Risk
Series 2013-DN2, Class M2, 6.315% (1 Month LIBOR USD + 4.250%), 11/25/23 (i)	19,442,008	21,645,181
Series 2014-HQ1, Class M2, 4.565% (1 Month LIBOR USD + 2.500%), 8/25/24 (i)	88,801	89,199
Series 2015-DNA2, Class M3, 4.665% (1 Month LIBOR USD + 2.600%), 12/27/27 (i)	541,371	552,506
Series 2015-DNA3, Class M2, 4.915% (1 Month LIBOR USD + 2.850%), 4/25/28 (i)	346,628	359,452
Series 2015-HQA2, Class M2, 4.865% (1 Month LIBOR USD + 2.800%), 5/25/28 (i)	287,371	295,202
Series 2016-DNA2, Class M3, 6.715% (1 Month LIBOR USD + 4.650%), 10/25/28 (i)	12,770,000	14,766,245
Series 2016-DNA4, Class M3B, 5.865% (1 Month LIBOR USD + 3.800%), 3/25/29 (i)	2,125,000	2,392,493
Series 2016-HQA4, Class M2, 3.365% (1 Month LIBOR USD + 1.300%), 4/25/29 (i)	2,490,000	2,546,917
Series 2017-HQA2, Class M1, 2.865% (1 Month LIBOR USD + 0.800%), 12/25/29 (i)	4,449,753	4,463,427
Series 2017-DNA3, Class M1, 2.815% (1 Month LIBOR USD + 0.750%), 3/25/30 (i)	235,098	235,730
Series 2017-HQA3, Class M1, 2.615% (1 Month LIBOR USD + 0.550%), 4/25/30 (i)	207,936	207,991
Series 2018-DNA1, Class M1, 2.515% (1 Month LIBOR USD + 0.450%), 7/25/30 (i)	1,424,113	1,420,452
Series 2018-DNA2, Class M1, 2.865% (1 Month LIBOR USD + 0.800%), 12/25/30 (c)(i)	12,500,000	12,537,815
Series 2018-SPI1, Class M2, 3.745%, 2/25/48 (a)(c)	3,000,000	2,734,582
Series 2018-SPI2, Class M2, 3.820%, 5/25/48 (a)(c)	500,000	458,681
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	232,326	236,606
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 2.685% (1 Month LIBOR USD + 0.620%), 10/25/45 (i)	26,485,127	24,120,516
Series 2006-AR4, Class A5, 2.290% (1 Month LIBOR USD + 0.225%), 9/25/46 (i)	12,291,837	11,800,014
Homeward Opportunities Fund I Trust
Series 2018-1, Class B1, 5.295%, 6/25/48 (a)(c)	1,000,000	1,002,650
Series 2018-1, Class M1, 4.548%, 6/25/48 (a)(c)(f)	1,250,000	1,250,000
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,169,244	1,165,103
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	278,859	281,035
Impac Secured Assets Trust
Series 2006-5, Class 1A1C, 2.335% (1 Month LIBOR USD + 0.270%), 2/25/37 (i)	18,022,341	15,531,827
IndyMac Residential Asset-Backed Trust
Series 2007-A, Class 2A2, 2.255% (1 Month LIBOR USD + 0.190%), 4/25/37 (i)	380,469	286,647
JP Morgan Mortgage Acquisition Trust
Series 2005-FRE1, Class M2, 2.495% (1 Month LIBOR USD + 0.430%), 10/25/35 (i)	2,175,000	1,809,333
Series 2006-HE1, Class M1, 2.650% (1 Month LIBOR USD + 0.585%), 1/25/36 (i)	19,095,000	17,976,677
Series 2006-CW1, Class M2, 2.355% (1 Month LIBOR USD + 0.290%), 5/25/36 (i)	8,200,000	5,763,966
Series 2006-NC2, Class M1, 2.335% (1 Month LIBOR USD + 0.270%), 7/25/36 (i)	1,000,000	959,600
Series 2006-HE3, Class A4, 2.225% (1 Month LIBOR USD + 0.160%), 11/25/36 (i)	2,980,660	2,612,283
Series 2006-HE3, Class A5, 2.305% (1 Month LIBOR USD + 0.240%), 11/25/36 (i)	7,708,603	7,058,073
Series 2007-CH2, Class MV4, 2.595% (1 Month LIBOR USD + 0.530%), 1/25/37 (i)	2,825,000	2,568,662
Series 2007-CH3, Class M1, 2.365% (1 Month LIBOR USD + 0.300%), 3/25/37 (i)	175,000	163,418
Series 2007-CH5, Class M1, 2.335% (1 Month LIBOR USD + 0.270%), 6/25/37 (i)	5,440,000	5,073,746
JP Morgan Mortgage Trust
Series 2014-IVR3, Class B4, 3.039%, 9/25/44 (a)(c)	2,023,253	1,976,161
Series 2015-1, Class B2, 3.021%, 12/25/44 (a)(c)	4,517,842	4,507,676
Series 2015-1, Class B3, 3.021%, 12/25/44 (a)(c)	4,493,552	4,425,889
Series 2015-1, Class B4, 3.021%, 12/25/44 (a)(c)	4,736,447	4,701,213
Series 2015-5, Class B3, 3.042%, 5/25/45 (a)(c)	2,758,679	2,708,768
Series 2015-5, Class B4, 3.042%, 5/25/45 (a)(c)	3,112,000	2,978,317
Series 2018-7FRB, Class B2, 3.456%, 4/25/46 (a)(c)	2,940,023	2,971,879
Series 2018-7FRB, Class B3, 3.456%, 4/25/46 (a)(c)	1,098,141	1,080,353
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(f)(h)	21,694,502	570,565
Series 2018-3, Class B2, 3.783%, 9/25/48 (a)(c)	2,754,515	2,674,096
Series 2017-5, Class B2, 3.172%, 10/26/48 (a)(c)	3,073,006	2,988,914
Series 2018-6, Class B1, 4.013%, 12/25/48 (a)(c)	3,156,717	3,123,878
Series 2018-6, Class B2, 4.013%, 12/25/48 (a)(c)	1,245,548	1,219,130

JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class B2, 2.727%, 5/25/33 (a)(c)	7,453,027	7,364,693
Series 2014-1, Class B3, 2.727%, 5/25/33 (a)(c)	5,708,701	5,616,822
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 2.745% (1 Month LIBOR USD + 0.680%), 12/25/35 (i)	1,560,480	1,268,361
Series 2006-9, Class 1A5, 2.665% (1 Month LIBOR USD + 0.600%), 1/25/37 (i)	5,636,889	4,245,983
Series 2008-4, Class A1, 2.445% (1 Month LIBOR USD + 0.380%), 1/25/37 (i)	44,289,730	23,506,043
Lehman XS Trust
Series 2007-6, Class 3A1, 2.225% (1 Month LIBOR USD + 0.160%), 5/25/37 (i)	4,712,443	4,637,908
Series 2007-6, Class 3A2, 4.808%, 5/25/37 (g) (n)	4,545,876	4,611,931
Series 2007-6, Class 3A5, 4.808%, 5/25/37 (g) (n)	231,741	229,776
Series 2006-9, Class A1C, 2.325% (1 Month LIBOR USD + 0.260%), 5/25/46 (i)	4,781,319	4,566,556
Long Beach Mortgage Loan Trust
Series 2006-WL2, Class 2A4, 2.365% (1 Month LIBOR USD + 0.300%), 1/25/36 (i)	5,852,134	5,017,809
Series 2006-WL3, Class 2A4, 2.365% (1 Month LIBOR USD + 0.300%), 1/25/36 (i)	23,110,064	20,831,857
Series 2006-WL1, Class M1, 2.695% (1 Month LIBOR USD + 0.630%), 1/25/46 (i)	1,725,000	1,648,683
LSTAR Securities Investment Ltd.
Series 2017-5R, Class A, 4.566% (1 Month LIBOR USD + 2.500%), 5/6/22 (c)(f)(i)	24,875,000	24,875,000
Series 2017-9R, Class A, 4.682% (1 Month LIBOR USD + 0.000%), 9/5/22 (c)(f)(i)	19,042,259	19,042,259
Series 2017-6R, Class A, 4.686% (1 Month LIBOR USD + 0.000%), 9/6/22 (c)(i)	27,445,090	27,402,852
Series 2017-8, Class A, 3.732% (1 Month LIBOR USD + 1.650%), 11/1/22 (c)(i)	1,818,265	1,821,011
Series 2017-8R, Class A, 4.586% (1 Month LIBOR USD + 0.000%), 11/5/22 (c)(i)	17,512,847	17,536,945
Series 2018-1R, Class A, 4.582% (1 Month LIBOR USD + 0.000%), 2/3/23 (c)(f)(i)	22,555,229	22,555,229
Series 2018-2, Class A2, 4.582% (1 Month LIBOR USD + 2.500%), 4/1/23 (c)(i)	14,500,000	14,526,462
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 8.065% (1 Month LIBOR USD + 6.000%), 8/25/33 (i)	296,281	297,501
Series 2007-WMC1, Class A2, 2.115% (1 Month LIBOR USD + 0.050%), 1/25/37 (i)	3,700,289	1,514,264
Series 2007-WMC1, Class A3, 2.165% (1 Month LIBOR USD + 0.100%), 1/25/37 (i)	1,028,595	422,887
Series 2007-WMC1, Class A4, 2.225% (1 Month LIBOR USD + 0.160%), 1/25/37 (i)	6,992,693	2,886,743
Morgan Stanley ABS Capital I Inc. Trust
Series 2006-WMC2, Class A2C, 2.215% (1 Month LIBOR USD + 0.150%), 7/25/36 (i)	6,090,710	3,324,142
Series 2007-NC1, Class A1, 2.195% (1 Month LIBOR USD + 0.130%), 11/25/36 (i)	10,760,866	6,145,628
Series 2007-NC1, Class A2B, 2.165% (1 Month LIBOR USD + 0.100%), 11/25/36 (i)	3,358,387	2,149,480
Series 2007-NC1, Class A2D, 2.285% (1 Month LIBOR USD + 0.220%), 11/25/36 (i)	5,021,208	3,247,383
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A4, 2.415% (1 Month LIBOR USD + 0.350%), 4/25/37 (i)	6,114,628	4,143,501
Nationstar Mortgage Loan Trust
Series 2013-A, Class B4, 5.730%, 12/25/52 (a)(c)	1,146,524	1,211,305
New Century Home Equity Loan Trust
Series 2006-2, Class A2C, 2.315% (1 Month LIBOR USD + 0.250%), 8/25/36 (i)	6,500,000	5,677,476
New Residential Mortgage LLC
Series 2018-FNT1, Class D, 4.690%, 5/25/23 (c)(f)	2,983,440	2,987,634
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)(f)	1,461,426	1,458,065
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	4,308,928	4,325,729
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.372%, 5/28/52 (a)(c)	3,405,312	3,590,819
Series 2014-1A, Class B1IO, 1.027%, 1/25/54 (a)(c)(h)	401,595	14,322
Series 2014-1A, Class B5, 6.027%, 1/25/54 (a)(c)	1,689,777	1,730,531
Series 2014-3A, Class B4, 5.666%, 11/25/54 (a)(c)	1,234,464	1,288,262
Series 2017-3A, Class B3, 5.475%, 4/25/57 (a)(c)	3,457,287	3,642,114
Series 2017-5A, Class B2, 3.565% (1 Month LIBOR USD + 1.500%), 6/25/57 (c)(i)	3,720,731	3,806,776
Series 2017-5A, Class B3, 4.220%, 6/25/57 (a)(c)(f)	1,980,574	2,032,662
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	444,248	298,308
NRZ Excess Spread Collateralized Notes
Series 2018-PLS1, Class D, 4.374%, 1/25/23 (c)	2,128,309	2,112,563
Oaktown Re II Ltd.
Series 2018-1A, Class M1, 3.615% (1 Month LIBOR USD + 1.550%), 7/25/28 (c)(i)	3,500,000	3,513,281
Series 2018-1A, Class M2, 4.915% (1 Month LIBOR USD + 2.850%), 7/25/28 (c)(i)	1,957,000	1,968,580
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 2.315% (1 Month LIBOR USD + 0.250%), 2/25/38 (i)	578,050	476,535
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 4.915% (1 Month LIBOR USD + 2.850%), 2/25/23 (c)(i)	4,750,000	4,795,698
Series 2018-FT1, Class A, 4.415% (1 Month LIBOR USD + 2.350%), 4/25/23 (c)(f)(i)	3,000,000	3,015,000
Series 2018-GT2, Class A, 4.715% (1 Month LIBOR USD + 2.650%), 8/25/25 (c)(i)	2,250,000	2,262,808
Preston Ridge Partners Mortgage Trust
Series 2018-1A, Class A2, 5.000%, 4/25/23 (a)(c)(f)	1,000,000	993,800
Series 2018-2A, Class A2, 5.000%, 8/25/23 (a)(c)	500,000	491,064
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	14,929	15,219

Radnor RE Ltd.
Series 2018-1, Class M1, 3.465% (1 Month LIBOR USD + 1.400%), 3/25/28 (c)(i)	6,250,000	6,268,649
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.755%, 6/25/36 (a)(h)	11,485,849	296,258
Series 2006-QS6, Class 1A11, 2.765% (1 Month LIBOR USD + 0.700%), 6/25/36 (i)	5,069,333	4,267,815
Series 2007-QS1, Class 1A5, 2.615% (1 Month LIBOR USD + 0.550%), 1/25/37 (i)	8,319,630	6,658,301
RAMP Series Trust
Series 2005-EFC6, Class M4, 2.950% (1 Month LIBOR USD + 0.885%), 11/25/35 (i)	3,000,000	2,916,797
Series 2007-RS1, Class A3, 2.235% (1 Month LIBOR USD + 0.170%), 2/25/37 (i)	12,813,593	6,458,269
Series 2007-RS1, Class A4, 2.345% (1 Month LIBOR USD + 0.280%), 2/25/37 (i)	9,303,597	3,135,869
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(c)	1,742,623	1,333,902
Series 2009-7, Class 6A2, 6.500%, 10/26/36 (a)(c)	892,112	841,124
RCO Mortgage LLC
Series 2017-1, Class A1, 3.375%, 8/25/22 (c)(m)	114,008	113,642
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 2.425% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(i)	4,172,176	3,914,402
Series 2006-R1, Class AF1, 2.405% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(i)	5,013,987	4,936,589
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 2.765% (1 Month LIBOR USD + 0.700%), 9/25/35 (i)	6,138,191	5,313,087
Series 2006-QS6, Class 1A9, 2.665% (1 Month LIBOR USD + 0.600%), 6/25/36 (i)	6,201,956	5,194,870
Series 2008-QR1, Class 2A1, 2.565% (1 Month LIBOR USD + 0.500%), 9/25/36 (i)	2,220,537	1,724,982
Series 2006-QS18, Class 1A1, 2.665% (1 Month LIBOR USD + 0.600%), 12/25/36 (i)	6,783,960	5,528,039
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 2.925% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(i)	888,966	862,431
SACO I Trust
Series 2005-1, Class M2, 3.115% (1 Month LIBOR USD + 1.050%), 3/25/35 (c)(i)	93,770	92,492
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	1,025,000	995,083
Series 2017-1, Class M2, 4.000%, 1/25/56 (a)(c)(f)	4,450,000	4,099,562
Series 2017-3, Class M2, 4.750%, 7/25/56 (a)(c)	9,450,000	9,218,857
Series 2017-2, Class M2, 4.000%, 8/25/56 (a)(c)(f)	6,675,000	6,132,656
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,157,421
Series 2018-3, Class M, 4.750%, 8/25/57 (a)(c)	6,273,000	6,063,295
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	7,295,047
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR3, Class A3, 2.315% (1 Month LIBOR USD + 0.250%), 5/25/36 (i)	460,052	301,204
Series 2006-HE1, Class A2C, 2.225% (1 Month LIBOR USD + 0.160%), 7/25/36 (i)	18,016,811	9,100,179
Sequoia Mortgage Trust
Series 2013-2, Class AIO2, 1.142%, 2/25/43 (a)(h)	6,924,785	468,499
Series 2013-7, Class AIO2, 0.546%, 6/25/43 (a)(c)(h)	42,623,230	1,423,113
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(h)	15,443,754	481,962
Series 2018-7, Class B3, 4.259%, 9/25/48 (a)(c)	1,965,000	1,892,250
Soundview Home Loan Trust
Series 2006-1, Class A5, 2.375% (1 Month LIBOR USD + 0.310%), 2/25/36 (i)	11,625,000	11,130,957
Series 2006-OPT5, Class 2A4, 2.305% (1 Month LIBOR USD + 0.240%), 7/25/36 (i)	9,450,000	8,652,180
Series 2006-WF1, Class A4, 2.345% (1 Month LIBOR USD + 0.280%), 10/25/36 (i)	1,707,289	1,686,313
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 3.115% (1 Month LIBOR USD + 1.050%), 8/25/33 (i)	1,485,255	1,481,022
Series 2006-BNC3, Class A4, 2.375% (1 Month LIBOR USD + 0.310%), 9/25/36 (i)	4,125,000	2,338,518
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A3, 2.245% (1 Month LIBOR USD + 0.180%), 5/25/47 (i)	552,464	536,329
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 6.459%, 3/25/34 (a)(c)	505,724	474,920
Towd Point Mortgage Trust
Series 2017-5, Class B1, 3.865% (1 Month LIBOR USD + 1.800%), 2/25/57 (c)(i)	10,625,000	11,050,072
Series 2017-5, Class B2, 4.165% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(i)	6,641,000	7,023,328
Series 2017-5, Class B3, 4.565% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(i)	5,565,000	6,005,050
Series 2017-5, Class M2, 3.565% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(i)	19,425,000	19,849,568
VOLT LVI LLC
Series 2017-NPL3, Class A1, 3.500%, 3/25/47 (c)(m)	972,898	971,868
VOLT LXIII LLC
Series 2017-NPL10, Class A2, 4.625%, 10/25/47 (c)(m)	1,179,375	1,172,524
VOLT LXIX LLC
Series 2018-NPL5, Class A1B, 4.704%, 8/25/48 (c)(m)	3,000,000	3,004,824
VOLT LXVII LLC
Series 2018-NPL3, Class A2, 5.875%, 6/25/48 (c)(m)	1,500,000	1,506,024
VOLT LXVIII LLC
Series 2018-NPL4, Class A2, 5.927%, 7/27/48 (c)(m)	2,050,000	2,054,350
VOLT XL LLC
Series 2015-NP14, Class A2, 4.875%, 11/27/45 (c)(m)	7,425,000	7,446,694
WaMu Asset-Backed Certificates WaMu Series Trust

Series 2007-HE1, Class 2A3, 2.215% (1 Month LIBOR USD + 0.150%), 1/25/37 (i)	3,802,547	2,513,561
Series 2007-HE1, Class 2A4, 2.295% (1 Month LIBOR USD + 0.230%), 1/25/37 (i)	8,585,673	5,539,757
Series 2007-HE2, Class 2A1, 2.165% (1 Month LIBOR USD + 0.100%), 2/25/37 (i)	21,338,611	9,454,400
Series 2007-HE2, Class 2A2, 2.255% (1 Month LIBOR USD + 0.190%), 4/25/37 (i)	7,834,639	4,246,581
Series 2007-HE4, Class 2A4, 2.315% (1 Month LIBOR USD + 0.250%), 7/25/47 (i)	4,888,607	3,588,997
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class B1, 3.070% (1 Month LIBOR USD + 1.005%), 7/25/45 (i)	11,521,600	9,624,688
Series 2005-AR11, Class B1, 2.675% (1 Month LIBOR USD + 0.610%), 8/25/45 (i)	12,333,189	10,838,300
Series 2005-AR17, Class A1B2, 2.475% (1 Month LIBOR USD + 0.410%), 12/25/45 (i)	891,914	880,006
Series 2005-AR17, Class A1B3, 2.415% (1 Month LIBOR USD + 0.350%), 12/25/45 (i)	2,937,008	2,881,054
Series 2005-AR17, Class A1C4, 2.465% (1 Month LIBOR USD + 0.400%), 12/25/45 (i)	6,400,047	4,836,961
Series 2006-AR5, Class A1A, 2.738% (12 Month US Treasury Average + 0.990%), 6/25/46 (i)	1,842,795	1,830,901
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	6,993,109	4,807,471
Series 2006-AR9, Class 2A, 2.588% (12 Month US Treasury Average + 0.840%), 11/25/46 (i)	5,179,447	4,543,809
Series 2007-OA1, Class A1, 2.458% (12 Month US Treasury Average + 0.710%), 12/25/46 (i)	4,865,683	4,451,710
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2007-1, Class A2, 2.275% (1 Month LIBOR USD + 0.210%), 3/25/37 (i)	3,761,537	3,588,949
Total Residential Mortgage-Backed Securities - Non-Agency (cost $1,303,951,001)		1,296,627,481

COMMON STOCKS - 0.0%
Coal Mining - 0.0%
Clean Coal Technologies, Inc. (o)	10,000	855
Total Common Stocks (cost $978)		855

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.3%
BasePoint - BP SLL Trust, Series SPL-IV, 10.000%, 5/31/19 (d)(f)	181,330	181,330
BasePoint - BP SLL Trust, Series SPL-III, 9.50%, 12/31/19 (e)(f)	4,458,088	4,458,088
Total Private Placement Participation Agreements (cost $4,639,418)		4,639,418

SHORT-TERM INVESTMENTS - 1.6%
First American Government Obligations Fund - Class Z, 1.80% (b)	30,872,080	30,872,080
Total Short-Term Investments (cost $30,872,080)		30,872,080

Total Investments (cost $1,879,678,119) - 99.6%		1,875,154,583
Other Assets less Liabilities - 0.4%		7,913,899
TOTAL NET ASSETS - 100.0%		$1,883,068,482

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
August 31, 2018.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2018, the value of these investments was $958,924,078 or 50.9% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-IV. As of August 31, 2018, the value of this investment was
$181,330 or 0.0% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-III. As of August 31, 2018, the value of this investment was
$4,458,088 or 0.3% of total net assets.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2018, the total value of fair valued securities was $202,736,321 or 10.8% of total net assets.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of August 31, 2018.
(h)	Interest only security.
(i)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2018.
(j)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of August 31, 2018, the value of this investment was $828,308 or 0.1% of total net assets.
(k)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.
Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(l)	Payment-in-kind security. Interest may be paid in additional par and/or in cash during the first year.
Rate shown is the current rate at August 31, 2018.
(m)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date.
The interest rate shown is the rate in effect as of August 31, 2018.
(n)	Step-up bond. Fixed rate bond with a coupon that was reduced because of underlying loan modifications. The coupon will step up as underlying coupons step up as part of the modification seasoning process.
The interest rate shown is the rate in effect as of August 31, 2018.

(o)	Non-income producing security.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2018 (Unaudited)

	Principal
	Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.1%
SBA Small Business Investment Cos.
Series 2009-P10A, Class 1, 4.727%, 2/10/19	$11,351	$11,448
Series 2009-10B, Class 1, 4.233%, 9/10/19	49,871	49,743
Small Business Administration Participation Certificates
Series 2009-10E, Class 1, 3.080%, 9/1/19	33,175	33,247
Series 2012-10E, Class 1, 0.980%, 9/1/22	151	146
Total Asset-Backed Securities - Agency (cost $94,622)		94,584

ASSET-BACKED SECURITIES - NON-AGENCY - 19.5%
ACC Trust
Series 2018-1, Class A, 3.700%, 12/21/20 (c)	393,616	393,343
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	251,565
Series 2017-2, Class D, 3.690%, 6/12/23 (c)	500,000	499,727
Avant Loans Funding Trust
Series 2018-A, Class A, 3.090%, 6/15/21 (c)	613,530	614,711
Barclays Dryrock Issuance Trust
Series 2017-1, Class A, 2.393% (1 Month LIBOR USD + 0.330%), 3/15/23 (k)	1,000,000	1,002,169
Series 2017-2, Class A, 2.363% (1 Month LIBOR USD + 0.300%), 5/15/23 (k)	1,000,000	1,001,310
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	146,494	146,492
CARDS II Trust
Series 2017-1A, Class A, 2.433% (1 Month LIBOR USD + 0.370%), 4/18/22 (c)(k)	1,000,000	1,000,976
Series 2017-2A, Class A, 2.323% (1 Month LIBOR USD + 0.260%), 10/17/22 (c)(k)	1,000,000	1,002,833
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)(d)	1,000,000	999,901
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.420%, 9/15/23 (c)	184,369	183,936
CPS Auto Receivables Trust
Series 2016-C, Class D, 5.920%, 6/15/22 (c)	500,000	518,825
DT Auto Owner Trust
Series 2016-2A, Class D, 5.430%, 11/15/22 (c)	250,000	254,409
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	250,000	249,257
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	250,000	252,291
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	500,000	501,127
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	18,949	18,948
Series 2016-1A, Class C, 6.900%, 10/15/21 (c)	200,000	206,950
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	296,996
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	171,563	170,692
Kabbage Asset Securitization, LLC
Series 2017-1, Class A, 4.571%, 3/15/22 (c)	475,000	481,068
Marlette Funding Trust
Series 2017-A2, Class A, 2.390%, 7/15/24 (c)	140,855	140,650
Series 2018-1A, Class A, 2.610%, 3/15/28 (c)	335,255	334,482
Nissan Master Owner Trust Receivables
Series 2017-C, Class A, 2.383% (1 Month LIBOR USD + 0.320%), 10/17/22 (k)	1,000,000	1,001,765
Prestige Auto Receivables Trust
Series 2015-1, Class E, 4.670%, 1/17/22 (c)	500,000	503,952
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	38,491	38,486
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	515,924	519,315
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200% (28 Day Auction Rate + 0.000%), 6/15/32 (k)	418,000	418,096
Series 2003-C, Class A3, 3.043% (28 Day Auction Rate + 0.000%), 9/15/32 (k)	350,000	350,990
Series 2003-C, Class A4, 3.080% (28 Day Auction Rate + 0.000%), 9/15/32 (k)	200,000	200,778
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (k)	550,000	551,557
Series 2003-B, Class A3, 4.300% (28 Day Auction Rate + 0.000%), 3/15/33 (k)	455,000	457,554
SoFi Consumer Loan Program Trust

Series 2015-1, Class A, 3.280%, 9/15/23 (c)	95,983	96,125
Series 2016-2, Class B, 4.770%, 10/27/25 (a)(c)	210,000	214,788
Series 2017-2, Class A, 3.280%, 2/25/26 (c)	142,424	142,449
Series 2017-3, Class B, 3.850%, 5/25/26 (c)	170,000	170,064
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.565% (1 Month LIBOR USD + 0.500%), 1/25/41 (k)	179,037	178,251
TLF National Tax Lien Trust
Series 2017-1A, Class A, 3.090%, 12/15/29 (c)	412,508	413,269
Series 2017-1A, Class B, 3.840%, 12/15/29 (c)	103,127	102,551
Towd Point Asset Trust
Series 2018-SL1, Class A, 2.665% (1 Month LIBOR USD + 0.600%), 1/25/46 (c)(k)	701,026	699,155
Trillium Credit Card Trust II
Series 2018-1A, Class A, 2.315% (1 Month LIBOR USD + 0.250%), 2/27/23 (c)(k)	775,000	775,566
United Auto Credit Securitization Trust
Series 2016-2, Class D, 3.580%, 12/10/21 (c)	500,000	500,963
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	500,000	498,644
Upstart Securitization Trust
Series 2018-1, Class A, 3.015%, 8/20/25 (c)	485,567	485,548
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 2.563% (1 Month LIBOR USD + 0.500%), 11/15/22 (c)(k)	1,000,000	1,001,743
Total Asset-Backed Securities - Non-Agency (cost $19,806,938)		19,844,267

ASSET-BACKED SECURITIES - REAL ESTATE - 0.6%
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	233,239	229,519
Westgate Resorts, LLC
Series 2017-1A, Class A, 3.050%, 12/20/30 (c)	343,159	340,746
Total Asset-Backed Securities - Real Estate (cost $573,480)		570,265

COLLATERALIZED DEBT OBLIGATIONS - 0.2%
Trapeza CDO VII Ltd.
Series 2007-12A, Class A1, 2.627% (3 Month LIBOR USD + 0.290%), 4/6/42 (c)(d)(k)	246,616	231,511
Total Collateralized Debt Obligations (cost $210,159)		231,511

COLLATERALIZED LOAN OBLIGATIONS - 22.5%
ACIS CLO Ltd.
Series 2014-3A, Class A1A, 3.853% (3 Month LIBOR USD + 1.510%), 2/1/26 (c)(k)	1,000,000	1,000,971
Series 2015-6A, Class A1, 3.933% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(k)	500,000	500,667
AIMCO
Series 2015-AA, Class AR, 3.189% (3 Month LIBOR USD + 0.850%), 1/15/28 (c)(k)	500,000	497,917
ALM XII Ltd.
Series 2015-12A, Class BR2, 3.989% (3 Month LIBOR USD + 1.650%), 4/16/27 (c)(k)	1,000,000	995,234
APIDOS CLO XI
Series 2012-11A, Class AR, 3.776% (3 Month LIBOR USD + 1.440%), 1/17/28 (c)(k)	600,000	600,704
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 3.218% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(k)	575,000	571,640
Birchwood Park CLO Ltd.
Series 2014-1A, Class AR, 3.519% (3 Month LIBOR USD + 1.180%), 7/15/26 (c)(k)	250,000	249,995
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 3.339% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(k)	1,000,000	1,000,430
Cedar Funding VI CLO Ltd.
Series 2016-6A, Class A1, 3.818% (3 Month LIBOR USD + 1.470%), 10/20/28 (c)(k)	330,000	330,296
Cent CLO 19 Ltd.
Series 2013-19A, Class A1A, 3.669% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)(k)	506,636	507,462
CIFC Funding Ltd.
Series 2014-5A, Class A2R, 3.736% (3 Month LIBOR USD + 1.400%), 1/17/27 (c)(k)	669,000	669,153
Crestline Denali CLO XIV Ltd.
Series 2016-1A, Class A, 3.917% (3 Month LIBOR USD + 1.570%), 10/23/28 (c)(k)	500,000	500,925
Cutwater Ltd.
Series 2014-1A, Class A1AR, 3.589% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(k)	500,000	499,990
ECP CLO Ltd.

Series 2014-6A, Class A1A, 3.789% (3 Month LIBOR USD + 1.450%), 7/15/26 (c)(k)	600,000	599,999
GLG Ore Hill CLO Ltd.
Series 2013-1A, Class A, 3.459% (3 Month LIBOR USD + 1.120%), 7/15/25 (c)(k)	483,960	483,985
Halcyon Loan Advisors Funding Ltd.
Series 2013-2A, Class A, 3.543% (3 Month LIBOR USD + 1.200%), 8/1/25 (c)(k)	1,008,595	1,009,516
Series 2015-2A, Class A, 3.725% (3 Month LIBOR USD + 1.390%), 7/25/27 (c)(k)	400,000	400,111
Magnetite XI Ltd.
Series 2014-11A, Class A1R, 3.453% (3 Month LIBOR USD + 1.120%), 1/18/27 (c)(k)	723,000	722,986
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 3.948% (3 Month LIBOR USD + 1.600%), 7/20/24 (c)(k)	500,000	500,050
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.298% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(d)(k)	500,000	499,750
Oak Hill Credit Partners X Ltd.
Series 2014-10A, Class AR, 3.478% (3 Month LIBOR USD + 1.130%), 7/20/26 (c)(k)	1,000,000	1,000,711
Oaktree CLO Ltd.
Series 2014-1A, Class A1R, 3.628% (3 Month LIBOR USD + 1.290%), 5/13/29 (c)(k)	500,000	500,945
OCP CLO Ltd.
Series 2016-12A, Class A1, 3.903% (3 Month LIBOR USD + 1.570%), 10/18/28 (c)(k)	500,000	500,315
OZLM VII Ltd.
Series 2014-7RA, Class A1R, 3.346% (3 Month LIBOR USD + 1.010%), 7/17/29 (c)(k)	750,000	747,893
Regatta VI Funding Ltd.
Series 2016-1A, Class A, 4.038% (3 Month LIBOR USD + 1.690%), 7/20/28 (c)(k)	500,000	501,085
Seneca Park CLO Ltd.
Series 2014-1A, Class AR, 3.456% (3 Month LIBOR USD + 1.120%), 7/17/26 (c)(k)	800,000	800,282
Sound Point CLO VI Ltd.
Series 2014-2A, Class A1R, 3.488% (3 Month LIBOR USD + 1.140%), 10/20/26 (c)(k)	500,000	500,335
Sound Point CLO XII Ltd.
Series 2016-2A, Class A, 4.008% (3 Month LIBOR USD + 1.660%), 10/20/28 (c)(k)	500,000	500,130
Symphony CLO V Ltd.
Series 2007-5A, Class A2, 3.839% (3 Month LIBOR USD + 1.500%), 1/15/24 (c)(k)	500,000	500,488
Symphony CLO XV Ltd.
Series 2014-15A, Class AR, 3.516% (3 Month LIBOR USD + 1.180%), 10/17/26 (c)(k)	500,000	499,990
Tralee CLO II Ltd.
Series 2013-1A, Class AR, 3.668% (3 Month LIBOR USD + 1.320%), 7/20/29 (c)(k)	1,000,000	1,001,019
Trinitas CLO II Ltd.
Series 2014-2A, Class A1R, 3.519% (3 Month LIBOR USD + 1.180%), 7/15/26 (c)(k)	1,000,000	999,981
Venture XV CLO Ltd.
Series 2013-15A, Class AR, 3.859% (3 Month LIBOR USD + 1.520%), 7/15/28 (c)(k)	500,000	500,412
Westchester CLO Ltd.
Series 2007-1A, Class C, 3.193% (3 Month LIBOR USD + 0.850%), 8/1/22 (c)(k)	160,740	160,533
WhiteHorse IX Ltd.
Series 2014-9A, Class AR, 3.496% (3 Month LIBOR USD + 1.160%), 7/17/26 (c)(k)	997,320	997,300
Wind River CLO Ltd.
Series 2016-1A, Class AR, 3.398% (3 Month LIBOR USD + 1.050%), 7/15/28 (k)	1,000,000	1,000,410
Total Collateralized Loan Obligations (cost $22,874,660)		22,853,610

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	367,219	6,174
Total Commercial Mortgage-Backed Securities - Agency (cost $1,765)		6,174

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 24.4%
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.201%, 12/17/36 (c)	500,000	512,561
AREIT Trust
Series 2018-CRE1, Class A, 2.914% (1 Month LIBOR USD + 0.850%), 2/14/35 (c)(k)	667,518	668,102
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 2.335% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(k)	438,144	424,277
Series 2007-6A, Class A3A, 3.315% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(k)	389,960	390,409
Series 2008-1, Class A4, 3.565% (1 Month LIBOR USD + 1.500%), 1/25/38 (c)(k)	479,022	480,287
Bear Stearns Commercial Mortgage Securities Trust

Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	49,541	49,616
BSPRT Issuer Ltd.
Series 2018-FL3, Class A, 3.113% (1 Month LIBOR USD + 1.050%), 3/15/28 (c)(k)	500,000	500,437
Series 2017-FL2, Class C, 4.213% (1 Month LIBOR USD + 2.150%), 10/15/34 (c)(k)	500,000	504,357
Business Loan Express
Series 2003-1A, Class A, 3.065% (1 Month LIBOR USD + 1.000%), 4/25/29 (c)(k)	91,104	88,200
BXMT Ltd.
Series 2017-FL1, Class B, 3.560% (1 Month LIBOR USD + 1.500%), 6/15/35 (c)(k)	750,000	755,608
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 4.715% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(d)(k)	293,039	293,039
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.563% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(k)	145,974	142,637
Cold Storage Trust
Series 2017-ICE3, Class D, 4.163% (1 Month LIBOR USD + 2.100%), 4/15/36 (c)(k)	500,000	503,725
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	562,513
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	406,342	411,572
DBCG Mortgage Trust
Series 2017-BBG, Class C, 3.063% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(k)	350,000	350,226
FREMF Mortgage Trust
Series 2018-KF43, Class B, 4.231% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(k)	250,000	250,469
GE Business Loan Trust
Series 2007-1A, Class A, 2.233% (1 Month LIBOR USD + 0.170%), 4/15/35 (c)(k)	390,084	382,723
GPMT Ltd.
Series 2018-FL1, Class A, 2.969% (1 Month LIBOR USD + 0.900%), 11/21/35 (c)(k)	500,000	500,750
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 3.563% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(k)	500,000	502,180
Home Partners of America Trust
Series 2016-2, Class D, 5.060% (1 Month LIBOR USD + 3.000%), 10/17/33 (c)(k)	500,000	502,142
Series 2018-1, Class A, 2.960% (1 Month LIBOR USD + 0.900%), 7/17/37 (c)(k)	488,995	491,979
Series 2018-1, Class E, 3.910% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(k)	500,000	496,561
Hunt CRE Ltd.
Series 2018-FL2, Class A, 3.170% (1 Month LIBOR USD + 1.080%), 8/15/28 (c)(k)	500,000	501,754
Series 2017-FL1, Class A, 3.063% (1 Month LIBOR USD + 1.000%), 8/15/34 (c)(k)	1,000,000	1,000,900
IMT Trust
Series 2017-APTS, Class DFL, 3.613% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(k)	500,000	502,448
Invitation Homes Trust
Series 2017-SFR2, Class E, 4.310% (1 Month LIBOR USD + 2.250%), 12/17/36 (c)(k)	750,000	759,110
Series 2017-SFR2, Class F, 5.060% (1 Month LIBOR USD + 3.000%), 12/17/36 (c)(k)	500,000	508,039
Series 2018-SFR1, Class D, 3.510% (1 Month LIBOR USD + 1.450%), 3/17/37 (c)(k)	575,000	577,051
Series 2018-SFR1, Class E, 4.060% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(k)	515,000	517,912
Series 2018-SFR1, Class F, 4.560% (1 Month LIBOR USD + 2.500%), 3/17/37 (c)(k)	275,000	277,270
Series 2018-SFR2, Class A, 2.963% (1 Month LIBOR USD + 0.900%), 6/17/37 (c)(k)	328,091	328,328
Series 2018-SFR2, Class E, 4.063% (1 Month LIBOR USD + 2.000%), 6/17/37 (c)(k)	750,000	755,797
Series 2018-SFR2, Class F, 4.313% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(k)	620,000	622,233
Series 2018-SFR3, Class D, 3.710% (1 Month LIBOR USD + 1.650%), 7/17/37 (c)(k)	1,000,000	1,009,791
Series 2018-SFR3, Class E, 4.060% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(k)	750,000	752,830
Series 2018-SFR3, Class F, 4.310% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(k)	500,000	501,247
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-2A, Class 2A, 5.520%, 9/25/30 (a)(c)	60,499	60,912
Series 2006-1A, Class M2, 2.495% (1 Month LIBOR USD + 0.430%), 4/25/31 (c)(k)	762,090	756,983
Series 2006-2A, Class 1A, 2.265% (1 Month LIBOR USD + 0.200%), 9/25/36 (c)(k)	11,002	10,964
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, 3.193% (1 Month LIBOR USD + 1.130%), 5/15/28 (c)(k)	750,000	753,380
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	345	344
Progress Residential Trust
Series 2016-SFR1, Class C, 4.560% (1 Month LIBOR USD + 2.500%), 9/17/33 (c)(k)	560,000	561,490
Series 2016-SFR1, Class E, 5.910% (1 Month LIBOR USD + 3.850%), 9/17/33 (c)(k)	500,000	503,934
Series 2016-SFR1, Class F, 7.060% (1 Month LIBOR USD + 5.000%), 9/17/33 (c)(k)	475,000	476,461

Series 2016-SFR2, Class D, 4.560% (1 Month LIBOR USD + 2.500%), 1/17/34 (c)(k)	1,000,000	1,007,195
Series 2016-SFR2, Class F, 6.280% (1 Month LIBOR USD + 4.220%), 1/17/34 (c)(k)	615,000	626,194
Series 2017-SFR2, Class A, 2.897%, 12/17/34 (c)	100,000	97,316
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	497,794
Velocity Commercial Capital Loan Trust
Series 2015-1, Class AFL, 4.495% (1 Month LIBOR USD + 2.430%), 6/25/45 (c)(d)(k)	53,787	54,324
Series 2016-1, Class AFL, 4.515% (1 Month LIBOR USD + 2.450%), 4/25/46 (c)(k)	105,109	106,794
Series 2017-1, Class AFL, 3.315% (1 Month LIBOR USD + 1.250%), 5/25/47 (c)(k)	506,089	509,514
Series 2017-2, Class AFL, 2.965% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(k)	447,820	450,721
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $24,842,375)		24,853,400

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 1.3%
FHLMC
Series 129, Class H, 8.850%, 3/15/21	3,344	3,439
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	8,325	8,342
Series 3834, Class GA, 3.500%, 3/15/26	12,873	12,953
Series T-62, Class 1A1, 2.948% (12 Month US Treasury Average + 1.200%), 10/25/44 (k)	218,261	217,687
FNMA REMIC Trust
Series 2010-137, Class MC, 3.000%, 10/25/38	20,954	20,843
FNMA TBA
3.000%, 9/15/26 (l)	900,000	894,815
GNMA
Series 2008-55, Class WT, 5.399%, 6/20/37 (a)	15,992	16,610
Series 2010-144, Class DK, 3.500%, 9/16/39	82,963	83,116
Series 2010-150, Class GD, 2.500%, 9/20/39	34,155	33,623
Series 2010-14, Class QP, 6.000%, 12/20/39	473	473
Total Residential Mortgage-Backed Securities - Agency (cost $1,288,248)		1,291,901

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 23.6%
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 3.065% (1 Month LIBOR USD + 1.000%), 1/25/33 (k)	211,231	206,552
Argent Securities, Inc.
Series 2003-W7, Class M2, 4.690% (1 Month LIBOR USD + 2.625%), 3/25/34 (k)	372,348	371,698
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	31,089
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.220%, 3/25/31 (a)	49,527	49,585
Bellemeade Re Ltd.
Series 2018-1A, Class M1B, 3.665% (1 Month LIBOR USD + 1.600%), 4/25/28 (c)(k)	750,000	755,120
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 2.685% (1 Month LIBOR USD + 0.620%), 3/25/34 (k)	465,452	425,939
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	28,154	28,186
Civic Mortgage LLC
Series 2018-1, Class A1, 3.892%, 6/25/22 (c)(m)	403,690	404,657
COLT Funding LLC
Series 2018-2, Class M1, 4.189%, 7/27/48 (a)(c)	750,000	751,819
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,267	289,575
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A19, 2.465% (1 Month LIBOR USD + 0.400%), 10/25/36 (k)	570,203	374,394
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/2033 (h)	7	7
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	755,897
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 7.315% (1 Month LIBOR USD + 5.250%), 10/25/23 (k)	500,000	575,770
Series 2014-C04, Class 1M2, 6.965% (1 Month LIBOR USD + 4.900%), 11/25/24 (k)	445,431	510,483
Series 2014-C04, Class 2M2, 7.065% (1 Month LIBOR USD + 5.000%), 11/25/24(k)	342,311	387,409

Series 2017-C06, Class 1M2A, 4.715% (1 Month LIBOR USD + 2.650%), 2/25/30 (d)(k)	622,000	648,373
Series 2017-C07, Class 1M2A, 4.465% (1 Month LIBOR USD + 2.400%), 5/25/30 (k)	750,000	776,494
Series 2018-C01, Class 1ED5, 4.315% (1 Month LIBOR USD + 2.250%), 7/25/30 (d)(k)	750,000	776,250
Series 2018-C02, Class 2ED5, 4.265% (1 Month LIBOR USD + 2.200%), 8/25/30 (d)(k)	750,000	766,875
Series 2018-C03, Class 1ED5, 4.215% (1 Month LIBOR USD + 2.150%), 10/25/30 (k)	750,000	765,836
Series 2018-C04, Class 2ED5, 4.615% (1 Month LIBOR USD + 2.550%), 12/25/30 (d)(k)	750,000	774,375
Freddie Mac Structured Agency
Series 2018-HRP1, Class M2A, 3.715% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(k)	500,000	504,294
Freddie Mac Structured Agency Credit Risk
Series 2013-DN1, Class M1, 5.465% (1 Month LIBOR USD + 3.400%), 5/25/23 (k)	69,250	69,485
Series 2013-DN2, Class M2, 6.315% (1 Month LIBOR USD + 4.250%), 11/25/23 (k)	468,731	521,847
Series 2016-DNA4, Class M3A, 5.865% (1 Month LIBOR USD + 3.800%), 3/25/29 (k)	750,000	834,610
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	108,135	110,127
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	33,824	33,079
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	191,080	192,570
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	28,624	28,834
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 2.585% (1 Month LIBOR USD + 0.520%), 1/25/36 (k)	220,966	219,554
JP Morgan Mortgage Trust
Series 2015-1, Class B3, 3.021%, 12/25/44 (a)(c)	510,079	502,398
Series 2018-7FRB, Class B2, 3.456%, 4/25/46 (a)(c)	873,521	882,986
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.445% (1 Month LIBOR USD + 0.380%), 1/25/37 (k)	1,036,702	550,213
LSTAR Securities Investment Ltd.
Series 2017-5R, Class A, 4.566% (1 Month LIBOR USD + 2.500%), 5/6/22 (c)(d)(k)	750,000	750,000
Series 2017-9R, Class A, 4.682% (1 Month LIBOR USD + 0.000%), 9/5/22 (c)(d)(k)	714,085	714,085
Series 2017-6R, Class A, 4.682% (1 Month LIBOR USD + 0.000%), 9/6/22 (c)(k)	735,136	734,005
Series 2017-7, Class A, 3.832% (1 Month LIBOR USD + 1.750%), 10/1/22 (c)(k)	84,106	84,405
Series 2017-8R, Class A, 4.582% (1 Month LIBOR USD + 0.000%), 11/5/22 (c)(k)	719,706	720,696
Series 2018-1R, Class A, 4.582% (1 Month LIBOR USD + 0.000%), 2/3/23 (c)(d)(k)	921,600	921,600
Series 2018-2, Class A2, 4.582% (1 Month LIBOR USD + 2.500%), 4/1/23 (c)(k)	940,000	941,716
New Residential Mortgage Loan Trust
Series 2018-FNT2, Class D, 4.920%, 7/25/54 (c)	478,770	481,253
Oaktown Re II Ltd.
Series 2018-1A, Class M1, 3.615% (1 Month LIBOR USD + 1.550%), 7/25/28 (c)(k)	500,000	501,897
PNMAC GMSR Issuer Trust
Series 2018-GT2, Class A, 4.715% (1 Month LIBOR USD + 2.650%), 8/25/25 (c)(k)	250,000	251,423
Radnor RE Ltd.
Series 2018-1, Class M1, 3.465% (1 Month LIBOR USD + 1.400%), 3/25/28 (c)(k)	1,000,000	1,002,984
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 2.965% (1 Month LIBOR USD + 0.900%), 8/25/34(k)	151,809	151,271
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	800,000	776,650
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-31A, Class 2A1, 3.892%, 10/25/33 (a)	319,211	326,893
Towd Point Mortgage Trust
Series 2017-5, Class M2, 3.565% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(k)	500,000	510,928
Series 2015-2, Class 1A2, 3.250%, 11/25/60 (a)(c)	200,000	196,612
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	4,208	4,288
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	101,814	102,828
Total Residential Mortgage-Backed Securities - Non-Agency (cost $23,975,896)		24,049,914

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.5%
BasePoint - BP SLL Trust, Series SPL-IV, 10.000%, 5/31/19 (d)(e)	45,332	45,332
BasePoint - BP SLL Trust, Series SPL-III, 9.500%, 12/31/19 (d)(f)	412,749	412,749
BasePoint - BP SLL Trust, Series SPL-IV, 9.500%, 12/31/19 (d)(g)	44,959	44,959
Total Private Placement Participation Agreements (cost $503,040)		503,040

SHORT-TERM INVESTMENTS - 8.2%
Money Market Fund - 3.7%
First American Government Obligations Fund - Class Z, 1.80% (b)	3,746,972	3,746,972
U.S. Treasury Bills - 4.5%
U.S. Treasury Bill, 1.89%, 9/6/18 (j)	$4,600,000	4,599,517
Total Short-Term Investments (cost $8,345,765)		8,346,489

Total Investments (cost $102,516,948) - 100.9%		102,645,155
Liabilities less Other Assets - (0.9)%		(904,196)
TOTAL NET ASSETS - 100.0%		$101,740,959

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of
August 31, 2018.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2018.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2018, the value of these investments was $75,335,254 or 74.1% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2018, the total value of fair valued securities was $8,079,615 or 7.9% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of August 31, 2018, the value of this investment was $45,332 or 0.1% of total net assets.
(f)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-III. As of August 31, 2018, the value of this investment was $412,749 or 0.4% of total net assets.
(g)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of August 31, 2018, the value of this investment was $44,959 or 0.0% of total net assets.
(h)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining princial balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of August 31, 2018.
(i)	Interest only security.
(j)	Rate shown is the discount rate at August 31, 2018.
(k)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2018.
(l)	Security purchased on a when-issued basis. As of August 31, 2018, the total cost of investments purchased on a when-issued basis was $890,859 or 0.9% of total net assets.
(m)	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date.
The interest rate shown is in effect as of August 31, 2018
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

Semper Funds
Notes to the Schedule of Investments
August 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2018:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Equity and Fixed Income
Asset-Backed Securities -- Non-Agency	$-	$65,765,564	$12,798,731	$78,564,295
Asset-Backed Securities – Real Estate	-	1,362,694	1,000,100	2,362,794
Bank Loans	-	2,500,000	-	2,500,000
Collateralized Debt Obligations	-	5,519,216	5,817,562	11,336,778
Collateralized Loan Obligations	-	46,133,922	4,950,000	51,083,922
Commercial Mortgage-Backed Securities - Agency	-	172,414	-	172,414
Commercial Mortgage-Backed Securities – Non-Agency	-	386,030,613	9,760,289	395,790,902
Corporate Bonds	-	-	828,308	828,308
Residential Mortgage-Backed Securities - Agency	-	375,336	-	375,336
Residential Mortgage-Backed Securities – Non-Agency	-	1,133,685,568	162,941,913	1,296,627,481
Equities	855	-	-	855
Total Equity and Fixed Income	855	1,641,545,327	198,096,903	1,839,643,085
Private Placement Participation Agreements	-	-	4,639,418	4,639,418
Short-Term Investments	30,872,080	-	-	30,872,080
Total Investments	$30,872,935	$1,641,545,327	$202,736,321	$1,875,154,583

Short Duration Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$94,584	$-	$94,584
Asset-Backed Securities – Non-Agency	-	18,697,874	1,146,393	19,844,267
Asset-Backed Securities – Real Estate	-	570,265	-	570,265
Collateralized Debt Obligations	-	-	231,511	231,511
Collateralized Loan Obligations	-	22,353,860	499,750	22,853,610
Commercial Mortgage-Backed Securities - Agency	-	6,174	-	6,174
Commercial Mortgage-Backed Securities – Non-Agency	-	24,506,037	347,363	24,853,400
Residential Mortgage-Backed Securities - Agency	-	1,291,901	-	1,291,901
Residential Mortgage-Backed Securities – Non-Agency	-	18,698,356	5,351,558	24,049,914
Total Fixed Income	-	86,219,051	7,576,575	93,795,626
Private Placement Participation Agreements	-	-	503,040	503,040
Money Market Fund	3,746,972	-	-	3,746,972
U.S. Treasury Bills	-	4,599,517	-	4,599,517
Total Investments	$3,746,972	$90,818,568	$8,079,615	$102,645,155

Refer to the Funds’ schedule of investments for additional information. Transfers between levels are recognized at August 31, 2018, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Asset-Backed Securities – Non-Agency	Asset-Backed Securities – Real Estate	Collateralized Debt Obligations	Collateralized Loan Obligations
Balance as of November 30, 2017	$1,987,500	$4,119,573	$10,430,358	$4,950,000
Accrued discounts/premiums	-	-	57,588	(3,939)
Realized gain/(loss)	90,000	12	66,494	-
Change in unrealized appreciation/ (depreciation)	(107,500)	50,515	1,307,970	3,939
Purchases	12,978,731	-	-	-
Sales	(1,970,000)	(3,170,000)	(525,632)	-
Transfers in and/or out of Level 3	-	-	(5,519,216)	-

Balance as of August 31, 2018	$12,798,731	$1,000,100	$5,817,562	$4,950,000

(Continued)	Commercial MBS - Non-Agency	Corporate Bonds	Residential MBS - Non-Agency	Private Placement Participation Agreements

Balance as of November 30, 2017	$21,661,962	$-	$76,279,603	$2,872,548
Accrued discounts/premiums	100,675	-	2,606,053	-
Realized gain/(loss)	160,293	-	1,238,509	-
Change in unrealized appreciation/ (depreciation)	233,880	79,250	(1,941,552)	-
Purchases	13,179,444	750,000	149,174,654	2,387,058
Sales	(8,041,351)	(942)	(35,094,729)	(620,188)
Transfers in and/or out of Level 3	(17,534,614)	-	(29,320,625)	-

Balance as of August 31, 2018	$9,760,289	$828,308	$162,941,913	$4,639,418

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the MBS Total Return Fund at August 31, 2018, and still classified as level 3 was $436,410.

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset-Backed Securities – Non-Agency	Asset-Backed Securities – Real Estate	Collateralized Debt Obligations	Collateralized Loan Obligations

Balance as of November 30, 2017	$283,887	$149,064	$244,933	$-
Accrued discounts/premiums	(14)	-	3,249	-
Realized gain/(loss)	176	-	5,242	-
Change in unrealized appreciation/(depreciation)	(923)	936	11,395	(250)
Purchases	999,901	-	-	500,000
Sales	(136,634)	(150,000)	(33,308)	-
Transfers in and/or out of Level 3	-	-	-	-

Balance as of August 31, 2018	$1,146,393	$-	$231,511	$499,750

(Continued)	Commercial MBS Non-Agency	Residential MBS - Non-Agency	Private Placement Participation Agreements

Balance as of November 30, 2017	$1,032,296	$896,647	$694,861
Accrued discounts/premiums	-	(4,957)	-
Realized gain/(loss)	297	313	-
Change in unrealized appreciation/(depreciation)	494	6,370	-
Purchases	-	4,817,500	-
Sales	(235,003)	(364,315)	(191,821)
Transfers in and/or out of Level 3	(450,721)	-	-

Balance as of August 31, 2018	$347,363	$5,351,558	$503,040

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Short Duration Fund at August 31, 2018, and still classified as level 3 was $14,654.

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing services which utilize observable inputs.  The Funds’ primary pricing services were unable to provide pricing for 21 securities held on August 31, 2018.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds’ adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, a primary pricing service provided a valuation based on a single broker quote for four other securities held by the Funds.  The Funds held 13 securities at August 31, 2018 which were purchased July-August 2018 and were valued at cost on August 31, 2018.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the MBS Total Return Fund as of August 31, 2018, are as follows:

Total Return Fund

Investments in Securities	Value at 8/31/18	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV, 10.00%, Due 5/31/19	$181,330	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term (0.75 year remaining), appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables, originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is on schedule. Overcollateralization, strong fundamentals of loan cash flows support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-III, 9.50%, Due 12/31/19	$4,458,088	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans. Repayment of principal begins December 2018 at 100. Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Corporate Bonds - CCTC Acquisition Partners LLC, Convertible Promissory Note	$828,308	Discounted Cash Flows	Convertible price, illiquid and not publicly traded.
Secured convertible notes with three year maturity, 12% interest (payment in-kind in year one), convertible into CCTC shares.  Puttable to Black Diamond (sponsor) at $0.10 /CCTC share in year one, $0.12/CCTC share in year two, $0.15/CCTC share in year three, and $0.20/CCTC share at end of year three.  CCTC shares trade publicly.  CCTC is a business involved in clean coal technology.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of August 31, 2018, are as follows:

Short Duration Fund

Investments in Securities	Value at 8/31/18	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint BP SLL Trust, Series SPL-IV, 10.00%, Due 5/31/19	$45,332	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term (0.75 year remaining), appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables, originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par remains on schedule. Overcollateralization, strong fundamentals of loan cash flows support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-III, 9.50%, Due 12/31/19	$412,749	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal begins December 2018 at 100. Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV, 9.50%, Due 12/31/19	$44,959	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is on schedule at about 10% per quarter.   Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At August 31, 2018, the MBS Total Return Fund had investments in illiquid securities with a total value of $5,467,726 or 0.4% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $503,040 or 0.5% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$4,458,088	7/17-10/17	$4,458,088
BasePoint - BP SLL Trust, Series SPL-IV, due 5/31/19	181,330	6/16	181,330
CCTC Acquisition Partners LLC	749,058	2/18	749,058

Short Duration Fund
	PAR	Dates Acquired	Cost Basis

BasePoint - BP SLL Trust, Series SPL-IV, due 5/31/19	$45,332	6/16	$45,332
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	412,749	12/16	412,749
BasePoint - BP SLL Trust, Series SPL-IV, due 12/31/19	44,959	12/16	44,959

Item 2. Controls and Procedures.

(a)
The Registrant’s Vice President/Secretary/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Emily R. Enslow
  Emily R. Enslow, Vice President/Secretary/
  Principal Executive Officer

Date                                                   11/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Emily R. Enslow
   Emily R. Enslow, Vice President/Secretary/Principal
   Executive Officer

Date                                                  11/14/2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Vice President/Treasurer/Principal
                                              Financial Officer

Date                                                  11/14/2018

* Print the name and title of each signing officer under his or her signature.